Subordinated Debentures - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Sep. 30, 2003 USD ($) $ / Security	Dec. 31, 2015 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2014 USD ($)	Oct. 08, 2008 USD ($)
Debt Disclosure [Abstract]
Variable rate capital securities with an aggregate liquidation amount		$ 10,000,000
Preferred security, Aggregate liquidation amount | $ / Security		1,000
Floating rate junior subordinated debentures			$ 10,310,000	$ 10,310,000	$ 10,310,000
Percentage above LIBOR	3.10%		3.10%
Interest rate to be received under swap agreement, adjusted quarterly			Three-month London Interbank Lending Rate (Libor) plus 3.10%
Interest rate after adjustment			3.72%
Junior subordinated debentures maturity				2033
Junior subordinated debentures and capital securities redemption price						$ 1,000